     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 24, 2005.

                                                                  NO. 333-102228
                                                                   NO. 811-21265

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                -----------------

                                    FORM N-1A
                           REGISTRATION STATEMENT                            / /
                        UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO.                         / /
                       POST-EFFECTIVE AMENDMENT NO. 23                       /X/
                                                                          AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940
                                AMENDMENT NO. 25
                                                                             /X/
                        (CHECK APPROPRIATE BOX OR BOXES)

                                -----------------

                     POWERSHARES EXCHANGE-TRADED FUND TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                       WHEATON OAKS PROFESSIONAL BUILDING
                             855 WEST PRAIRIE AVENUE
                                WHEATON, IL 60187
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (800) 983-0903

                                                            WITH A COPY TO:
                 H. BRUCE BOND                             STUART M. STRAUSS
         WHEATON OAKS PROFESSIONAL BUILDING             CLIFFORD CHANCE US LLP
             855 WEST PRAIRIE AVENUE                      31 WEST 52ND STREET
                WHEATON, IL 60187                         NEW YORK, NY 10019
      (NAME AND ADDRESS OF AGENT FOR SERVICE)

          APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

          IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
          / / IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485. /X/ ON APRIL 22, 2005 PURSUANT TO PARAGRAPH (b) OF RULE 485.
          / / 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE 485. / / ON [DATE] PURSUANT TO PARAGRAPH (a) OF RULE 485.
          / / 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2) OF RULE 485. / / ON [DATE] PURSUANT TO PARAGRAPH (a) OF RULE 485.

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     The sole purpose of this filing is to delay the effectiveness of the
Trust's Post-Effective Amendment No. 21 to its Registration Statement until April 22, 2005. Parts A, B and C of Registrant's Post-Effective Amendment No. 21 under the Securities Act of 1933 and No. 23 under the Investment Company Act of 1940, filed on February 25, 2005, are incorporated by reference herein.

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                                 SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 24th day of March, 2005.

                                    PowerShares Exchange-Traded Fund Trust


                                    By: /s/ Harold Bruce Bond
                                        ----------------------------------------
                                        Title: Harold Bruce Bond, President


     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

                SIGNATURE                              TITLE                 DATE
/s/ Harold Bruce Bond                         President and Chairman    March 24, 2005
------------------------------------------
Harold Bruce Bond

*/s/ Ronn R. Bagge                            Trustee                   March 24, 2005
------------------------------------------
Ronn R. Bagge

*/s/ D. Mark McMillan                         Trustee                   March 24, 2005
------------------------------------------
D. Mark McMillan

*/s/ Philip M. Nussbaum                       Trustee                   March 24, 2005
------------------------------------------
Philip M. Nussbaum

*/s/ John W. Southard                         Trustee                   March 24, 2005
------------------------------------------
John W. Southard

*By: /s/ Stuart M. Strauss
------------------------------------------
Stuart M. Strauss
Attorney-In-Fact